Derivative Liabilities (Details 1) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	$ 4,513,175	$ 4,194,634	$ 175,853
Warrant instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	59,397	30,526	175,853
Level 1 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 1 [Member] | Warrant instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 2 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 2 [Member] | Warrant instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 3 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	4,513,175	4,194,634
Level 3 [Member] | Warrant instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	59,397	30,526	$ 175,853
Embedded Redemption Feature of Promissory Notes [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	4,453,778	4,164,108
Embedded Redemption Feature of Promissory Notes [Member] | Level 1 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Embedded Redemption Feature of Promissory Notes [Member] | Level 2 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Embedded Redemption Feature of Promissory Notes [Member] | Level 3 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	$ 4,453,778	$ 4,164,108